Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Scienture Inc [Member]
Convertible Notes

Note 5 Convertible Notes

The carrying value of the convertible notes approximate their fair value because of the short-term nature of these instruments. The convertible notes issued bear an interest at a rate of 8% per annum and certain notes issued prior to 2022 bear an interest at a rate of 2% per annum. As of December 31, 2023, there $3,665,220 in outstanding principal. All the short-term convertible notes matured during the period of December 2023. In March 2024, the Company had converted the outstanding principal of $3,665,220 and the accrued interest through the date of conversion amounting to $276,233 into an aggregate of 965,567 shares of preferred stock of the Company.

Note 5 Convertible Notes

The carrying value of the convertible notes approximate their fair value because of the short-term nature of these instruments. The convertible notes issued bear an interest at a rate of 8% per annum and certain notes issued prior to 2022 bear an interest at a rate of 2% per annum. As of December 31, 2023 and 2022, there were $3,665,220 and $2,950,000 in outstanding principal. All such notes have matured on December 31,2023. Interest expenses recognized for the years ended December 31, 2023 and 2022 amounted to $152,423 and $76,705 respectively. (Refer – Note 14– Subsequent Events – Short-Term Convertible Notes)